Statements of Cash Flows (Parenthetical) - shares	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Statement of Cash Flows [Abstract]
Payment for Development of APP by the issuance of shares of common stock	450,000	450,000